OPERATIONAL CONTEXT	12 Months Ended
Dec. 31, 2025
OPERATIONAL CONTEXT
OPERATIONAL CONTEXT
NOTE 1 – OPERATIONAL CONTEXT
On October 22, 2025, AXIA Energia S.A. (formerly known as Centrais Elétricas Brasileiras S.A. – Eletrobras, also identified as “AXIA Energia” or “Controlling Company,” launched its new brand and adopted the corporate identity of AXIA Energia. AXIA Energia (previously identified as Eletrobras) is a publicly‑traded corporation, located in Rio de Janeiro (RJ), registered with the Brazilian Securities Commission (CVM) and the U.S. Securities and Exchange Commission (SEC), with shares traded on the Brazil (B3) and New York (NYSE) stock exchanges. The change of its corporate name from Centrais Elétricas Brasileiras S.A. - Eletrobras to AXIA Energia S.A. was still subject to shareholder approval, which was received on April 15, 2026.
AXIA Energia, jointly with its subsidiaries (“Company”), carries out the activities of generation, transmission and sale of electricity, through the construction and operation of energy plants, transmission lines and commercialization of electricity. In addition, it promotes and supports research of its business interest in the energy sector, as well as studies on the use of reservoirs for multiple purposes, prospecting and development of alternative generation sources, incentives for the rational and sustainable use and implementation of intelligent electric grid.
AXIA Energia also holds direct and indirect investments in 65 Special Purpose Entities (SPE), of which 27 are subsidiaries and 38 are joint ventures, all dedicated to the generation and transmission of electricity.
The issuance of these financial statements was approved by the Board of Directors on April, 24, 2026.